Segment Information - Geographic Concentration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk
Sales	$ 5,594	$ 6,473	$ 6,670
South Africa
Concentration Risk
Sales	$ 646	$ 597	$ 561
Sales | Geographic concentration | South Africa
Concentration Risk
Concentration risk (as a percent)	12.00%	9.00%	8.00%
Accounts Receivable | Geographic concentration | Foreign Country
Concentration Risk
Foreign receivables, excluding receivables due from affiliates	$ 275	$ 267